Intangible Asset (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization Expense	$ 700	$ 700		$ 67,850